PROVISIONS, CONTINGENT ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Changes in provision	R$ 18,030,353	R$ 17,897,814	R$ 20,269,055
Adjustment for inflation	1,273,404	1,245,995
Provisions, net of (reversals and write-offs)	7,377,848	4,716,316
Payments	(8,518,713)	(8,333,552)
Changes In Other Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	4,361,652	2,613,403	4,622,138
Adjustment for inflation	224,294	386,536
Provisions, net of (reversals and write-offs)	4,953,345	2,272,455
Payments	(3,429,390)	(4,667,726)
Changes In Other Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	6,918,859	7,827,251	8,587,613
Adjustment for inflation	422,466	467,504
Provisions, net of (reversals and write-offs)	2,087,918	2,355,332
Payments	(3,418,776)	(3,583,198)
Changes In Other Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	6,749,842	7,457,160	R$ 7,059,304
Adjustment for inflation	626,644	391,955
Provisions, net of (reversals and write-offs)	336,585	88,529
Payments	R$ (1,670,547)	R$ (82,628)